Income Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax
NOTE 29: INCOME TAX
The Group reports income taxes in the income statement as detailed below:

(€‘000)	For the year ended 31 December
	2019	2018	2017
Current tax (expense) / income	8	0	1
Deferred tax (expense) / income	—	—	—

Total income tax expense in profit or loss	8	0	1

The Group has a history of losses. For 2019, the Group is eligible to a minor tax debit.
The following table shows the reconciliation between the effective and theoretical income tax at the nominal Belgian income tax rate of 29.58% for the year 2019 and 2018:

(€‘000)	For the year ended 31 December
	2019	2018	2017
Loss before tax	(28,640)	(37,428)	(56,396)
	—	—
Permanent differences	—	—
Tax disallowed expenses	967	269	221
Share-based payment	2,775	3,595	2,569
	—	—
Nominal tax rate	29.58%	29.58%	33.99%
Tax income at nominal tax rate 1	7,365	9,928	18,220
Deferred Tax assets not recognized	(7,357)	(9,928)	(18,219)
	—	—
Effective tax expense	8	0	1
Effective tax rate	0%	0%	0%

1
The difference in foreign tax rate in the US (22.83%) compared to the Belgian rate (29.58%) is not distinctively disclosed in this table due to non-materiality
of the operations of the Group’s subsidiary Celyad Inc.